Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Barclays Capital Inc., Barclays Bank PLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Bank of America, N.A., Deutsche Bank Securities Inc., Deutsche Bank AG, New York Branch and The Williams Capital Group, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage Pass-Through Certificates, Series 2019-LIFE (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by eight (8) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of January 9, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	CAMB 2019-LIFE Accounting Tape (Final).xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements, indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to the signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Mezzanine Loan Agreement” refers to the signed mezzanine loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Rent Roll” refers to the rent roll document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 11, 2018 through January 16, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 16, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage Pass-Through Certificates, Series 2019-LIFE

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Property Type	Appraisal Report	None
2	Property Sub-Type	Appraisal Report	None
3	Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip	Appraisal Report	None
7	Market	Appraisal Report	None
8	Year Built	Appraisal Report Engineering Report	None
9	Year Renovated	Appraisal Report Engineering Report	None
10	Occupied NRA	Rent Roll	None
11	Vacant NRA	Rent Roll	None
12	Total NRA	Rent Roll	None
13	Occupancy Date	Rent Roll	None
14	Unit of Measure	Rent Roll	None
15	# of tenants	Rent Roll	None
16	Ownership Interest	Title Policy	None
17	Fully Extended Ground Lease Maturity Date	Ground Lease	None
18	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1
19	Mezzanine Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1
20	Individual As-Is Appraised Value Date	Appraisal Report	None
21	Individual As-Is Appraised Value	Appraisal Report	None
22	Portfolio Appraised Value Date	Appraisal Report	None
23	Portfolio Appraised Value	Appraisal Report	None
24	Origination Date	Loan Agreement	None
25	LIBOR Cap	Interest Rate Cap Agreement	None
26	LIBOR Lookback days	Loan Agreement	None
27	LIBOR Cap Expiration Date	Interest Rate Cap Agreement	None
28	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
29	Amort Type	Loan Agreement	None
30	Grace Period	Loan Agreement	None
31	First Loan Payment Date	Loan Agreement	None
32	Original Amortization Term (Months)	Loan Agreement	None
33	Remaining Amortization Term (Months)	Loan Agreement	None
34	Original IO Term (Months)	Loan Agreement	None
35	Initial Maturity Date	Loan Agreement	None
36	Floating Rate Component Extensions	Loan Agreement	None
37	Fully Extended Maturity Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
38	Lockbox	Loan Agreement	None
39	Cash Management Type	Loan Agreement	None
40	Cash Management Trigger	Loan Agreement	None
41	Floating Rate Component Prepayment Provision	Loan Agreement	None
42	Partial Release Allowed?	Loan Agreement	None
43	Initial Tax Escrow	Loan Agreement Closing Statement	None
44	Ongoing Tax Escrow Monthly	Loan Agreement	None
45	Tax Escrow Springing Conditions	Loan Agreement	None
46	Initial Insurance Escrow	Loan Agreement Closing Statement	None
47	Ongoing Insurance Escrow Monthly	Loan Agreement	None
48	Insurance Escrow Springing Conditions	Loan Agreement	None
49	Initial Immediate Repairs Escrow	Loan Agreement Closing Statement	None
50	Initial Cap Ex Escrow	Loan Agreement Closing Statement	None
51	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
52	Cap Ex Escrow Springing Conditions	Loan Agreement	None
53	Initial TI/LC Escrow	Loan Agreement Closing Statement	None
54	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
55	TI/LC Escrow Springing Conditions	Loan Agreement	None
56	Initial Other Escrow	Loan Agreement Closing Statement	None
57	Ongoing Other Escrow Monthly	Loan Agreement	None
58	Other Escrow Description	Loan Agreement	None
59	Largest Tenant Tenant Name	Rent Roll	None
60	Largest Tenant Lease Start[1]	Rent Roll	None
61	Largest Tenant Lease Exp.[1]	Rent Roll	None
62	Largest Tenant NRA	Rent Roll	None
63	Largest Tenant UW Base Rent	Rent Roll	None
64	Largest Tenant UW Adjusted Base Rent	Rent Roll	None
65	Largest Tenant UW Gross Rent	Rent Roll	None
66	2nd Largest Tenant Tenant Name	Rent Roll	None
67	2nd Largest Tenant Lease Start	Rent Roll	None
68	2nd Largest Tenant Lease Exp.	Rent Roll	None
69	2nd Largest Tenant NRA	Rent Roll	None
70	2nd Largest Tenant UW Base Rent	Rent Roll	None
71	2nd Largest Tenant UW Adjusted Base Rent	Rent Roll	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
72	2nd Largest Tenant UW Gross Rent	Rent Roll	None
73	3rd Largest Tenant Tenant Name	Rent Roll	None
74	3rd Largest Tenant Lease Start	Rent Roll	None
75	3rd Largest Tenant Lease Exp.	Rent Roll	None
76	3rd Largest Tenant NRA	Rent Roll	None
77	3rd Largest Tenant UW Base Rent	Rent Roll	None
78	3rd Largest Tenant UW Adjusted Base Rent	Rent Roll	None
79	3rd Largest Tenant UW Gross Rent	Rent Roll	None
80	4th Largest Tenant Tenant Name	Rent Roll	None
81	4th Largest Tenant Lease Start	Rent Roll	None
82	4th Largest Tenant Lease Exp.	Rent Roll	None
83	4th Largest Tenant NRA	Rent Roll	None
84	4th Largest Tenant UW Base Rent	Rent Roll	None
85	4th Largest Tenant UW Adjusted Base Rent	Rent Roll	None
86	4th Largest Tenant UW Gross Rent	Rent Roll	None
87	5th Largest Tenant Tenant Name	Rent Roll	None
88	5th Largest Tenant Lease Start	Rent Roll	None
89	5th Largest Tenant Lease Exp.	Rent Roll	None
90	5th Largest Tenant NRA	Rent Roll	None
91	5th Largest Tenant UW Base Rent	Rent Roll	None
92	5th Largest Tenant UW Adjusted Base Rent	Rent Roll	None
93	5th Largest Tenant UW Gross Rent	Rent Roll	None
94	In-Place Base Rent 2015	Underwriting File	$1
95	In-Place Base Rent 2016	Underwriting File	$1
96	In-Place Base Rent 2017	Underwriting File	$1
97	In-Place Base Rent Jun-18 TTM	Underwriting File	$1
98	In-Place Base Rent 2019 Budget	Underwriting File	$1
99	In-Place Base Rent Citi UW	Underwriting File	$1
100	Rent Steps 2015	Underwriting File	$1
101	Rent Steps 2016	Underwriting File	$1
102	Rent Steps 2017	Underwriting File	$1
103	Rent Steps Jun-18 TTM	Underwriting File	$1
104	Rent Steps 2019 Budget	Underwriting File	$1
105	Rent Steps Citi UW	Underwriting File	$1
106	Potential Income from Vacant Space 2015	Underwriting File	$1
107	Potential Income from Vacant Space 2016	Underwriting File	$1
108	Potential Income from Vacant Space 2017	Underwriting File	$1
109	Potential Income from Vacant Space Jun-18 TTM	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
110	Potential Income from Vacant Space 2019 Budget	Underwriting File	$1
111	Potential Income from Vacant Space Citi UW	Underwriting File	$1
112	Reimbursements 2015	Underwriting File	$1
113	Reimbursements 2016	Underwriting File	$1
114	Reimbursements 2017	Underwriting File	$1
115	Reimbursements Jun-18 TTM	Underwriting File	$1
116	Reimbursements 2019 Budget	Underwriting File	$1
117	Reimbursements Citi UW	Underwriting File	$1
118	Gross Potential Rent 2015	Underwriting File	$1
119	Gross Potential Rent 2016	Underwriting File	$1
120	Gross Potential Rent 2017	Underwriting File	$1
121	Gross Potential Rent Jun-18 TTM	Underwriting File	$1
122	Gross Potential Rent 2019 Budget	Underwriting File	$1
123	Gross Potential Rent Citi UW	Underwriting File	$1
124	Economic Vacancy 2015	Underwriting File	None
125	Economic Vacancy 2016	Underwriting File	None
126	Economic Vacancy 2017	Underwriting File	None
127	Economic Vacancy Jun-18 TTM	Underwriting File	None
128	Economic Vacancy 2019 Budget	Underwriting File	None
129	Economic Vacancy Citi UW	Underwriting File	None
130	Direct Tenant Utilities 2015	Underwriting File	$1
131	Direct Tenant Utilities 2016	Underwriting File	$1
132	Direct Tenant Utilities 2017	Underwriting File	$1
133	Direct Tenant Utilities Jun-18 TTM	Underwriting File	$1
134	Direct Tenant Utilities 2019 Budget	Underwriting File	$1
135	Direct Tenant Utilities Citi UW	Underwriting File	$1
136	Other Income 2015	Underwriting File	$1
137	Other Income 2016	Underwriting File	$1
138	Other Income 2017	Underwriting File	$1
139	Other Income Jun-18 TTM	Underwriting File	$1
140	Other Income 2019 Budget	Underwriting File	$1
141	Other Income Citi UW	Underwriting File	$1
142	Park Maintenance 2015	Underwriting File	$1
143	Park Maintenance 2016	Underwriting File	$1
144	Park Maintenance 2017	Underwriting File	$1
145	Park Maintenance Jun-18 TTM	Underwriting File	$1
146	Park Maintenance 2019 Budget	Underwriting File	$1
147	Park Maintenance Citi UW	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
148	Parking Income 2015	Underwriting File	$1
149	Parking Income 2016	Underwriting File	$1
150	Parking Income 2017	Underwriting File	$1
151	Parking Income Jun-18 TTM	Underwriting File	$1
152	Parking Income 2019 Budget	Underwriting File	$1
153	Parking Income Citi UW	Underwriting File	$1
154	EGI 2015	Underwriting File	$1
155	EGI 2016	Underwriting File	$1
156	EGI 2017	Underwriting File	$1
157	EGI Jun-18 TTM	Underwriting File	$1
158	EGI 2019 Budget	Underwriting File	$1
159	EGI Citi UW	Underwriting File	$1
160	Management Fee 2015	Underwriting File	$1
161	Management Fee 2016	Underwriting File	$1
162	Management Fee 2017	Underwriting File	$1
163	Management Fee Jun-18 TTM	Underwriting File	$1
164	Management Fee 2019 Budget	Underwriting File	$1
165	Management Fee Citi UW	Underwriting File	$1
166	Payroll & Benefits 2015	Underwriting File	$1
167	Payroll & Benefits 2016	Underwriting File	$1
168	Payroll & Benefits 2017	Underwriting File	$1
169	Payroll & Benefits Jun-18 TTM	Underwriting File	$1
170	Payroll & Benefits 2019 Budget	Underwriting File	$1
171	Payroll & Benefits Citi UW	Underwriting File	$1
172	Legal & Professional 2015	Underwriting File	$1
173	Legal & Professional 2016	Underwriting File	$1
174	Legal & Professional 2017	Underwriting File	$1
175	Legal & Professional Jun-18 TTM	Underwriting File	$1
176	Legal & Professional 2019 Budget	Underwriting File	$1
177	Legal & Professional Citi UW	Underwriting File	$1
178	Contract Services 2015	Underwriting File	$1
179	Contract Services 2016	Underwriting File	$1
180	Contract Services 2017	Underwriting File	$1
181	Contract Services Jun-18 TTM	Underwriting File	$1
182	Contract Services 2019 Budget	Underwriting File	$1
183	Contract Services Citi UW	Underwriting File	$1
184	General & Administrative 2015	Underwriting File	$1
185	General & Administrative 2016	Underwriting File	$1
186	General & Administrative 2017	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
187	General & Administrative Jun-18 TTM	Underwriting File	$1
188	General & Administrative 2019 Budget	Underwriting File	$1
189	General & Administrative Citi UW	Underwriting File	$1
190	Repairs & Maintenance 2015	Underwriting File	$1
191	Repairs & Maintenance 2016	Underwriting File	$1
192	Repairs & Maintenance 2017	Underwriting File	$1
193	Repairs & Maintenance Jun-18 TTM	Underwriting File	$1
194	Repairs & Maintenance 2019 Budget	Underwriting File	$1
195	Repairs & Maintenance Citi UW	Underwriting File	$1
196	Advertising & Marketing 2015	Underwriting File	$1
197	Advertising & Marketing 2016	Underwriting File	$1
198	Advertising & Marketing 2017	Underwriting File	$1
199	Advertising & Marketing Jun-18 TTM	Underwriting File	$1
200	Advertising & Marketing 2019 Budget	Underwriting File	$1
201	Advertising & Marketing Citi UW	Underwriting File	$1
202	Utilities 2015	Underwriting File	$1
203	Utilities 2016	Underwriting File	$1
204	Utilities 2017	Underwriting File	$1
205	Utilities Jun-18 TTM	Underwriting File	$1
206	Utilities 2019 Budget	Underwriting File	$1
207	Utilities Citi UW	Underwriting File	$1
208	Non-Reimbursable 2015	Underwriting File	$1
209	Non-Reimbursable 2016	Underwriting File	$1
210	Non-Reimbursable 2017	Underwriting File	$1
211	Non-Reimbursable Jun-18 TTM	Underwriting File	$1
212	Non-Reimbursable 2019 Budget	Underwriting File	$1
213	Non-Reimbursable Citi UW	Underwriting File	$1
214	Insurance 2015	Underwriting File	$1
215	Insurance 2016	Underwriting File	$1
216	Insurance 2017	Underwriting File	$1
217	Insurance Jun-18 TTM	Underwriting File	$1
218	Insurance 2019 Budget	Underwriting File	$1
219	Insurance Citi UW	Underwriting File	$1
220	Real Estate Taxes 2015	Underwriting File	$1
221	Real Estate Taxes 2016	Underwriting File	$1
222	Real Estate Taxes 2017	Underwriting File	$1
223	Real Estate Taxes Jun-18 TTM	Underwriting File	$1
224	Real Estate Taxes 2019 Budget	Underwriting File	$1
225	Real Estate Taxes Citi UW	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
226	Ground Rent 2015	Underwriting File	$1
227	Ground Rent 2016	Underwriting File	$1
228	Ground Rent 2017	Underwriting File	$1
229	Ground Rent Jun-18 TTM	Underwriting File	$1
230	Ground Rent 2019 Budget	Underwriting File	$1
231	Ground Rent Citi UW	Underwriting File	$1
232	Parking Expense 2015	Underwriting File	$1
233	Parking Expense 2016	Underwriting File	$1
234	Parking Expense 2017	Underwriting File	$1
235	Parking Expense Jun-18 TTM	Underwriting File	$1
236	Parking Expense 2019 Budget	Underwriting File	$1
237	Parking Expense Citi UW	Underwriting File	$1
238	Direct Utilities Expense 2015	Underwriting File	$1
239	Direct Utilities Expense 2016	Underwriting File	$1
240	Direct Utilities Expense 2017	Underwriting File	$1
241	Direct Utilities Expense Jun-18 TTM	Underwriting File	$1
242	Direct Utilities Expense 2019 Budget	Underwriting File	$1
243	Direct Utilities Expense Citi UW	Underwriting File	$1
244	Total Expenses 2015	Underwriting File	$1
245	Total Expenses 2016	Underwriting File	$1
246	Total Expenses 2017	Underwriting File	$1
247	Total Expenses Jun-18 TTM	Underwriting File	$1
248	Total Expenses 2019 Budget	Underwriting File	$1
249	Total Expenses Citi UW	Underwriting File	$1
250	Net Operating Income 2015	Underwriting File	$1
251	Net Operating Income 2016	Underwriting File	$1
252	Net Operating Income 2017	Underwriting File	$1
253	Net Operating Income Jun-18 TTM	Underwriting File	$1
254	Net Operating Income 2019 Budget	Underwriting File	$1
255	Net Operating Income Citi UW	Underwriting File	$1
256	TI/LC 2015	Underwriting File	$1
257	TI/LC 2016	Underwriting File	$1
258	TI/LC 2017	Underwriting File	$1
259	TI/LC Jun-18 TTM	Underwriting File	$1
260	TI/LC 2019 Budget	Underwriting File	$1
261	TI/LC Citi UW	Underwriting File	$1
262	Replacement Reserves 2015	Underwriting File	$1
263	Replacement Reserves 2016	Underwriting File	$1
264	Replacement Reserves 2017	Underwriting File	$1
265	Replacement Reserves Jun-18 TTM	Underwriting File	$1
266	Replacement Reserves 2019 Budget	Underwriting File	$1
267	Replacement Reserves Citi UW	Underwriting File	$1
268	Net Cash Flow 2015	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit A
Pass-Through Certificates, Series 2019-LIFE

Compared Attributes

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
269	Net Cash Flow 2016	Underwriting File	$1
270	Net Cash Flow 2017	Underwriting File	$1
271	Net Cash Flow Jun-18 TTM	Underwriting File	$1
272	Net Cash Flow 2019 Budget	Underwriting File	$1
273	Net Cash Flow Citi UW	Underwriting File	$1

(1) If a tenant had multiple leases at a property, the lease start date and lease expiration date related to the largest lease (based on in-place base rent), were utilized. If there were multiple leases with the same lease start date and lease expiration date, the in-place base rent for those spaces was combined.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	13

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-LIFE

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Occupancy (%)	A computation in which the Occupied NRA was divided by the Total NRA.	None
2	WA Lease Expiration Date	A computation in which the lease expiration date for each tenant at each property was multiplied by its respective in-place base rent. These amounts were summed, and then divided by the aggregate in-place base rent of the respective property.	None
3	WA Lease Term Remaining	A computation in which the difference between the lease expiration date and Cut-off Date for each tenant at each property was multiplied by its respective in-place base rent. These amounts were summed, and then divided by the aggregate in-place base rent of the respective property.	None
4	Mortgage Loan Cut-off Date Balance per SF	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Total NRA.	None
5	% of Mortgage Loan Cut-off Date Balance	A computation in which the property level Mortgage Loan Cut-off Date Balance was divided by the loan level Mortgage Loan Cut-off Date Balance.	None
6	Total Loan Cut-off Date Balance ($)	A computation in which the Mortgage Loan Cut-off Date Balance and the Mezzanine Loan Cut-off Date Balance ($) were summed.	$1
7	Total Loan Cut-off Date Balance per SF	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Total NRA.	None
8	Individual As-Is Appraised Value per SF	A computation in which the Individual As-Is Appraised Value was divided by the Total NRA.	None
9	Portfolio Appraised Value per SF	A computation in which the Portfolio Appraised Value was divided by the Total NRA.	None
10	Mortgage Loan Monthly Debt Service Payment	A computation in which (i) the sum of the Assumed LIBOR and Mortgage Loan Trust Margin, (ii) the Interest Calculation (30/360 / Actual/360) divided by 12, and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied.	None
11	Mortgage Loan Annual Debt Service Payment	A computation in which the Mortgage Loan Monthly Debt Service Payment was multiplied by 12.	None
12	Mezzanine Loan Annual Debt Service Payment	A computation in which (i) the sum of the Assumed LIBOR and Mezzanine Loan Margin (ii) (365/360), and (iii) the Mezzanine Loan Cut-off Date Balance ($),were multiplied.	None
13	Total Loan Annual Debt Service Payment	A computation in which the Mortgage Loan Annual Debt Service Payment and the Mezzanine Loan Annual Debt Service Payment were summed.	None
14	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	A computation in which (i) the sum of the LIBOR Cap and Mortgage Loan Trust Margin (ii) the Interest Calculation (30/360 / Actual/360), and (iii) the Mortgage Loan Cut-off Date Balance, were multiplied.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	14

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-LIFE

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
15	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap	A computation in which (i) the sum of the LIBOR Cap and Mezzanine Loan Margin (ii) (365/360), and (iii) the Mezzanine A Loan Cut Off Date Balance ($), were multiplied.	None
16	Total Loan Annual Debt Service Payment at LIBOR Cap	A computation in which the Mortgage Loan Annual Debt Service Payment at LIBOR Cap and the Mezzanine Loan Annual Debt Service Payment at LIBOR Cap, were summed.	None
17	Seasoning	A computation in which the number of monthly payments occurring between the First Loan Payment Date through, and including, the Cut-off Date, were counted.	None
18	Original Term to Maturity (Months)	A computation in which the number of monthly payments between the First Loan Payment Date through, and including, the Initial Maturity Date, were counted.	None
19	Remaining Term to Maturity (Months)	A computation in which the Seasoning was subtracted from the Original Term to Maturity (Months).	None
20	Remaining IO Term (Months)	A computation in which the Seasoning was subtracted from the Original IO Term (Months).	None
21	Mortgage Loan Cut-off Date LTV	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	None
22	Mortgage Loan Balloon LTV	A computation in which the Mortgage Loan Cut-off Date Balance (given that the loan is full-term IO) was divided by the Portfolio Appraised Value.	None
23	Mortgage Loan UW NOI Debt Yield	A computation in which the Net Operating Income Citi UW was divided by the Mortgage Loan Cut-off Date Balance.	None
24	Mortgage Loan UW NCF Debt Yield	A computation in which the Net Cash Flow Citi UW was divided by the Mortgage Loan Cut-off Date Balance.	None
25	Mortgage Loan UW NOI DSCR	A computation in which the Net Operating Income Citi UW was divided by the Mortgage Loan Annual Debt Service Payment.	None
26	Mortgage Loan UW NCF DSCR	A computation in which the Net Cash Flow Citi UW was divided by the Mortgage Loan Annual Debt Service Payment.	None
27	Mortgage Loan UW NOI DSCR at LIBOR Cap	A computation in which the Net Operating Income Citi UW was divided by the Mortgage Loan Annual Debt Service Payment at LIBOR Cap.	None
28	Mortgage Loan UW NCF DSCR at LIBOR Cap	A computation in which the Net Cash Flow Citi UW was divided by the Mortgage Loan Annual Debt Service Payment at LIBOR Cap.	None
29	Total Loan Cut-off Date LTV	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Portfolio Appraised Value.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	15

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit B
Pass-Through Certificates, Series 2019-LIFE

Recalculated Attributes

#	Specified Attribute	Logic or Formula	Tolerance Level
30	Total Loan Balloon LTV	A computation in which the Total Loan Cut-off Date Balance ($) (given that the loan is full-term IO) was divided by the Portfolio Appraised Value.	None
31	Total Loan UW NOI Debt Yield	A computation in which the Net Operating Income Citi UW was divided by the Total Loan Cut-off Date Balance ($).	None
32	Total Loan UW NCF Debt Yield	A computation in which the Net Cash Flow Citi UW was divided by the Total Loan Cut-off Date Balance ($).	None
33	Total Loan UW NOI DSCR	A computation in which the Net Operating Income Citi UW was divided by the Total Loan Annual Debt Service Payment.	None
34	Total Loan UW NCF DSCR	A computation in which the Net Cash Flow Citi UW was divided by the Total Loan Annual Debt Service Payment.	None
35	Total Loan UW NOI DSCR at LIBOR Cap	A computation in which the Net Operating Income Citi UW was divided by the Total Loan Annual Debt Service Payment at LIBOR Cap.	None
36	Total Loan UW NCF DSCR at LIBOR Cap	A computation in which the Net Cash Flow Citi UW was divided by the Total Loan Annual Debt Service Payment at LIBOR Cap.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	16

CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage	Exhibit C
Pass-Through Certificates, Series 2019-LIFE

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Property ID
2	Property Name
3	Assumed LIBOR
4	Mortgage Loan Trust Margin
5	Mezzanine Loan Margin
6	Administrative Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	17